Notes to the Interim Financial Statement - Condensed Consolidated Balance Sheet - (Details) £ in Millions, € in Billions, $ in Billions	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jan. 01, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Jun. 30, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Jun. 30, 2016 GBP (£)
Assets
Intangible assets	£ 120,006				£ 117,785	£ 12,177		£ 117,785
Property, plant and equipment	4,849				4,882	3,636		4,882
Investments in associates and joint ventures	1,775
Retirement benefit assets	1,200				1,123	615		1,123
Deferred tax assets	423			£ 340	333	468		333
Trade and other receivables	722			754	756	758		756
Investments held at fair value	50					44		42
Derivative financial instruments	539				590	576		590
Total non-current assets	129,564			127,095	127,088	27,712		127,088
Inventories	6,339				5,864	5,177		5,864
Income tax receivable	49				460	71		460
Trade and other receivables	4,039			3,864	4,053	3,833		4,053
Investments held at fair value	188			209	65	26		65
Derivative financial instruments	193				228	312		228
Cash and cash equivalents	2,125				3,291	2,019		3,291
Total current assets other than non-current assets classified as held for sale	12,933					11,438		13,961
Assets classified as held-for-sale	4					36		5
Total current assets	12,937			13,921	13,966	11,474		13,966
Total assets	142,501			141,016	141,054	39,186		141,054
Investments in associates and joint ventures						9,438		1,577
Equity - Capital and reserves
Share capital	614			614	614	507		614
Share premium, capital redemption and merger reserves	26,605			26,602	26,602	3,933		26,602
Other reserves	(2,426)			(3,401)	(3,392)	(111)		(3,392)
Retained earnings	37,608			36,906	36,935	3,388		36,935
Owners of the parent	62,401			60,721	60,759	7,717		60,759
Non-controlling interests	218			222	222	192		222
Total equity	62,619			60,943	60,981	7,909	£ 8,406	60,981
Liabilities
Borrowings	43,225				44,027	15,085		44,027
Retirement benefit liabilities	1,489				1,821	827		1,821
Deferred tax liabilities	17,612				17,129	659		17,129
Provisions	347				354	395		354
Trade and other payables	1,059				1,058	1,036		1,058
Derivative financial instruments	100				79	79		79
Total non-current liabilities	63,832			64,468	64,468	18,081		64,468
Borrowings	5,287	€ 3	$ 4		5,423	5,822		5,423
Income tax payable	739				720	622		720
Provisions	330				399	330		399
Trade and other payables	9,498			8,908	8,908	5,948		8,908
Derivative financial instruments	196				155	474		155
Total current liabilities	16,050			15,605	15,605	13,196		15,605
Total equity and liabilities	142,501			£ 141,016	£ 141,054	39,186		141,054
BAT p.l.c., Parent guarantor
Assets
Investments in subsidiaries	31,511					6,172		58,255
Total non-current assets	31,511					6,172		58,255
Trade and other receivables	5,129					4,860		7,365
Cash and cash equivalents	5					5		5
Total current assets other than non-current assets classified as held for sale	5,134					4,865		7,370
Total current assets	5,134					4,865		7,370
Total assets	36,645					11,037		65,625
Equity - Capital and reserves
Share capital	614					507		614
Share premium, capital redemption and merger reserves	22,853					182		22,850
Other reserves	376					204		770
Retained earnings	8,008					6,478		36,635
Owners of the parent	31,851					7,371		60,869
Total equity	31,851					7,371		60,869
Liabilities
Borrowings	1,571					1,571		1,571
Provisions	1
Trade and other payables	8					8		8
Total non-current liabilities	1,580					1,579		1,579
Borrowings	2,060					2,058		2,058
Trade and other payables	1,154					29		1,119
Total current liabilities	3,214					2,087		3,177
Total equity and liabilities	36,645					11,037		65,625
BATCAP, Issuer
Assets
Deferred tax assets	43					45		49
Trade and other receivables	15,152							14,787
Derivative financial instruments	34							68
Total non-current assets	15,229					45		14,904
Trade and other receivables	808					13		56
Derivative financial instruments	5
Cash and cash equivalents								122
Total current assets other than non-current assets classified as held for sale	813					13		178
Total current assets	813					13		178
Total assets	16,042					58		15,082
Equity - Capital and reserves
Share premium, capital redemption and merger reserves	258					6		258
Other reserves	(105)					(78)		(129)
Retained earnings	94					(15)		(52)
Owners of the parent	247					(87)		77
Total equity	247					(87)		77
Liabilities
Borrowings	15,095					17		14,783
Derivative financial instruments	9
Total non-current liabilities	15,104					17		14,783
Borrowings	584							160
Income tax payable	79							2
Trade and other payables	24					4		54
Derivative financial instruments	4					124		6
Total current liabilities	691					128		222
Total equity and liabilities	16,042					58		15,082
BATIF, BATNF,BATHTN, and RAI, Subsidiary guarantors
Assets
Property, plant and equipment	1							2
Investments in subsidiaries	35,190					4,365		33,570
Retirement benefit assets	27					69		52
Deferred tax assets								16
Trade and other receivables	21,896					8,989		13,193
Derivative financial instruments	564					489		594
Total non-current assets	57,678					13,912		47,427
Income tax receivable	527							339
Trade and other receivables	21,849					30,339		31,382
Derivative financial instruments	345					435		339
Cash and cash equivalents	182					130		752
Total current assets other than non-current assets classified as held for sale	22,903					30,904		32,812
Total current assets	22,903					30,904		32,812
Total assets	80,581					44,816		80,239
Equity - Capital and reserves
Share capital	14,163					322		13,831
Share premium, capital redemption and merger reserves	3,401					3,401		3,401
Other reserves	(820)					(677)		(809)
Retained earnings	9,520					2,551		8,941
Owners of the parent	26,264					5,597		25,364
Total equity	26,264					5,597		25,364
Liabilities
Borrowings	27,051					14,984		28,085
Retirement benefit liabilities	42							42
Deferred tax liabilities	26					17		51
Trade and other payables	99					4		106
Derivative financial instruments	140					95		158
Total non-current liabilities	27,358					15,100		28,442
Borrowings	23,536					23,675		24,300
Income tax payable								7
Provisions						1		1
Trade and other payables	3,144					15		1,839
Derivative financial instruments	279					428		286
Total current liabilities	26,959					24,119		26,433
Total equity and liabilities	80,581					44,816		80,239
All other companies, Non-guarantor subsidiaries
Assets
Intangible assets	120,006					12,177		117,785
Property, plant and equipment	4,848					3,636		4,880
Investments in associates and joint ventures	1,775
Retirement benefit assets	1,173					546		1,071
Deferred tax assets	380					423		268
Trade and other receivables	(37,194)					(11,229)		(27,699)
Investments held at fair value	50					44		42
Derivative financial instruments	(16)					87		(4)
Total non-current assets	91,022					15,122		97,920
Inventories	6,339					5,177		5,864
Income tax receivable	(478)					71		121
Trade and other receivables	(15,474)					(22,331)		(25,490)
Investments held at fair value	188					26		65
Derivative financial instruments	(147)					1		(111)
Cash and cash equivalents	1,943					1,889		2,417
Total current assets other than non-current assets classified as held for sale	(7,629)					(15,167)		(17,134)
Assets classified as held-for-sale	4					36		5
Total current assets	(7,625)					(15,131)		(17,129)
Total assets	83,397					(9)		80,791
Investments in associates and joint ventures						9,438		1,577
Equity - Capital and reserves
Share capital	614					507		614
Share premium, capital redemption and merger reserves	34,927					1,595		32,005
Other reserves	(2,426)					(111)		(3,392)
Retained earnings	37,608					3,388		36,935
Owners of the parent	70,723					5,379		66,162
Non-controlling interests	218					192		222
Total equity	70,941					5,571		66,384
Liabilities
Borrowings	(1,437)					(2,439)		(1,364)
Retirement benefit liabilities	1,447					827		1,779
Deferred tax liabilities	17,586					642		17,078
Provisions	347					395		354
Trade and other payables	960					1,032		952
Derivative financial instruments	(6)					(16)		(11)
Total non-current liabilities	18,897					441		18,788
Borrowings	(12,596)					(12,926)		(11,408)
Income tax payable	660					622		711
Provisions	330					329		398
Trade and other payables	5,243					5,908		6,049
Derivative financial instruments	(78)					46		(131)
Total current liabilities	(6,441)					(6,021)		(4,381)
Total equity and liabilities	83,397					(9)		80,791
Eliminations
Assets
Investments in subsidiaries	(66,701)					(10,537)		(91,825)
Trade and other receivables	868					2,998		475
Derivative financial instruments	(43)							(68)
Total non-current assets	(65,876)					(7,539)		(91,418)
Trade and other receivables	(8,273)					(9,048)		(9,260)
Derivative financial instruments	(10)					(124)
Cash and cash equivalents	(5)					(5)		(5)
Total current assets other than non-current assets classified as held for sale	(8,288)					(9,177)		(9,265)
Total current assets	(8,288)					(9,177)		(9,265)
Total assets	(74,164)					(16,716)		(100,683)
Equity - Capital and reserves
Share capital	(14,777)					(829)		(14,445)
Share premium, capital redemption and merger reserves	(34,834)					(1,251)		(31,912)
Other reserves	549					551		168
Retained earnings	(17,622)					(9,014)		(45,524)
Owners of the parent	(66,684)					(10,543)		(91,713)
Total equity	(66,684)					(10,543)		(91,713)
Liabilities
Borrowings	945					952		952
Provisions	(1)
Trade and other payables	(8)					(8)		(8)
Derivative financial instruments	(43)							(68)
Total non-current liabilities	893					944		876
Borrowings	(8,297)					(6,985)		(9,687)
Trade and other payables	(67)					(8)		(153)
Derivative financial instruments	(9)					(124)		(6)
Total current liabilities	(8,373)					(7,117)		(9,846)
Total equity and liabilities	£ (74,164)					£ (16,716)		£ (100,683)